Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Trade and other current receivables [abstract]
Trade receivables	£ 7,422.6	£ 7,889.7		£ 6,901.7
Work in progress	405.8	401.1		410.6
VAT and sales taxes recoverable	245.5	202.3		187.7
Prepayments	420.4	298.3		404.0
Accrued income	3,672.4	3,205.8		3,379.4
Fair value of derivatives	2.1	1.0		1.9
Other debtors	565.3	532.5		469.1
Trade and other receivables	£ 12,734.1	£ 12,530.7	[1]	£ 11,754.4	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.